SOUND SHORE FUND INC.

(the "Fund")

Supplement dated December 9, 2013

to the Prospectus of the Fund dated May 1, 2013 (the "Prospectus")

Effective December 9, 2013, the outstanding shares of the Fund are re-designated as the "Investor Class". All references to the "Fund" or shares of the Fund are hereby revised to refer to Investor Class shares as the content may require.

The following disclosure is moved to the section "Principal Investment risks" on page 4:

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.